VIA EDGAR
April 14, 2010
Mr. Jason Fox
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:	Anchor Series Trust (the “Registrant”) File Numbers 2-86188 and 811-3836 CIK Number 0000726735
Dear Mr. Fox,
This letter responds to comments provided by the staff of the Division of Investment Management (the “Staff”) of the Securities and Exchange Commission (the “SEC”) via telephone conference on March 31, 2010 regarding Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), filed on February 10, 2010. For your convenience, the substance of the Staff’s comments has been restated below to the best of the Registrant’s understanding. The Registrant’s responses to each comment are set out immediately under the restated comment. Defined terms, unless otherwise defined herein, have the meanings given them in the Registration Statement. The Staff’s comments have been categorized as “Global Comments to the Summary Prospectus” and “Portfolio-Specific Comments,” and the comments have been grouped accordingly under each category.
Global Comments to the Summary Prospectus

Comment No 1	Please change the heading of each Portfolio’s summary page from “Portfolio Highlights” to “Portfolio Summary.”

Response:	The headings have been revised as requested.

Comment No 2	Investment Objective/Investment Strategies. Please delete the statements that a Portfolio’s investment goal and investment strategy may not be changed without shareholder approval from the “Portfolio Summary” and move the disclosure to an appropriate place under Item 9 of Form N-1A.

Response	The statements have been moved. They are now located under “Investment Strategies” in the section titled “Additional Information About the Portfolios.”

Comment No 3	Fees and Expenses. Please delete all footnotes to the Annual Portfolio Operating Expenses table that are not required or permitted.

Response	The requested changes have been made.

Comment No 4	Performance Information. If applicable, please include a statement explaining that updated performance information is available and provide a Web site address and/or

Jason Fox
April 14, 2010

toll-free (or collect) telephone number where the updated information may be obtained.

Response	The requested disclosure has not been included. The Portfolio’s performance information is not available via Internet web site or 1-800 telephone number.

Comment No 5	Performance Information. In the table reflecting the Portfolios’ Average Annual Total Returns, please delete the footnote regarding the effect of fees and expenses incurred at the contract level and the footnote defining the Portfolios’ indices.

Response	The requested changes have been made. The definitions of the Portfolios’ indices are included in new a section of the “Glossary” titled “About the Indices.”

Comment No 6	Principal Risks. Please delete the bullet point presentation of each Portfolio’s principal risk in the summary section and retain only the narrative summary of the principal risks.

Response	The requested change has been made.

Comment No 7	Investment Adviser. Please remove the statement in each Portfolio’s “Investment Adviser” section that the subadviser is “responsible for investment decisions of the Portfolio.”

Response	The requested change has been made.

Comment No 8	Payments in Connection with the Distribution. Please revise the heading and text of this paragraph in accordance with Item 8 of Form N-1A.

Response	The heading and text have been revised as follows:

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolios are not sold directly to the general public but instead are offered as an underlying investment option for Variable Contracts. The Portfolios and their related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may create a conflict of interest as they may be a factor that the insurance company considers in including the Portfolios as underlying investment options in the Variable Contract. The prospectus (or other offering document) for your Variable Contract may contain additional information about these payments.

Comment No 9	Statement of Additional Information. Please update the date of the table titled “Other Accounts.”

Response	The requested change has been made.

Portfolio-Specific Comments

In each Prospectus Summary, the principal risks disclosed should match the principal strategies disclosed. Specific comments follow:

Jason Fox
April 14, 2010

Comment No 10	Asset Allocation Portfolio; Investment Risks. Convertible securities, warrants and rights, and REITs are disclosed as principal investment strategies, but not as principal risks. Please reconcile.

Response	Disclosure has been added to the Principal Investment Risks section to reflect that real estate industry risk and convertible securities risk are principal investment risks

Comment No 11	Government and Quality Bond Portfolio; Investment Strategies. Please move the statement regarding the Portfolio’s policy to provide 60 days’ notice in advance of any change to the Portfolio’s 80% investment policy to Item 9 of Form N-1A.

Response	The statement has been moved. It is now located under “Investment Strategies” in the section titled “Additional Information About the Portfolios.”

Comment No 12	Growth & Income Portfolio; Principal Risks. Asset- and mortgage-backed securities, depositary receipts, and foreign government bonds are disclosed as principal investment strategies of the fund, but not as principal risks. Please reconcile.

Response	The disclosure has been revised and the sub-adviser has confirmed that the investments listed above are not principal investment strategies. Accordingly, we have moved these investments to the statutory prospectus and added corresponding risk disclosure.
     The Registrant acknowledges that it is responsible for the adequacy and accuracy of the disclosure in its documents, acknowledges that the SEC is not foreclosed by its comment process from taking any action with respect to the Registrant’s documents, and represents that it will not assert the SEC’s comment process as a defense in any securities-related litigation brought against the Portfolios.
     Please do not hesitate to contact me at (713) 831-3299. If you have comments or if you require additional information regarding the Registrant’s Registration Statement.
Respectfully submitted,

//s// MARK MATTHES Mark Matthes